Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and balances at central banks
Fair value of assets
Financial Assets	£ 92,994	£ 104,262
Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	93,000	104,300
Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	2,100	7,200
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	6,030	6,914
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	400,326	381,433
Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets	24,600	21,700
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	93,000	104,300
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	2,100	7,200
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	3,600	4,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	93,000	104,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	2,100	7,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	5,900	7,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	1,800	2,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	500	600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	396,600	373,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	34,900	27,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	361,700	345,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	24,600	21,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	4,300	4,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	12,400	6,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	£ 7,900	£ 11,000